Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Long-term Debt [Abstract]
Total long-term debt	$ 4,220	$ 5,742
Current portion of long-term debt	2,076	2,449
Long-term Debt	2,144	3,293
Unsecured Non-interest-bearing Loans Maturing in March 2024 and March 2025 [Member] | Euro [Member]
Long-term Debt [Abstract]
Total long-term debt	$ 896	866
Unsecured Non-interest-bearing Loans Maturing in March 2024 and March 2025 [Member] | Euro [Member] | Bottom of Range [Member]
Long-term Debt [Abstract]
Long-term debt, maturity	March 2024
Unsecured Non-interest-bearing Loans Maturing in March 2024 and March 2025 [Member] | Euro [Member] | Top of Range [Member]
Long-term Debt [Abstract]
Long-term debt, maturity	March 2025
Unsecured Loans Maturing Between March 2020 and September 2023 [Member] | Euro [Member]
Long-term Debt [Abstract]
Total long-term debt		$ 3,111
Unsecured Loans Maturing Between March 2020 and September 2023 [Member] | Euro [Member] | Bottom of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate		0.00%
Long-term debt, maturity		March 2020
Unsecured Loans Maturing Between March 2020 and September 2023 [Member] | Euro [Member] | Top of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate		5.00%
Long-term debt, maturity		September 2023
Unsecured Loans Maturing Between December 2020 and September2023 [Member] | Euro [Member]
Long-term Debt [Abstract]
Total long-term debt	$ 2,443
Unsecured Loans Maturing Between December 2020 and September2023 [Member] | Euro [Member] | Bottom of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	0.00%
Long-term debt, maturity	December 2020
Unsecured Loans Maturing Between December 2020 and September2023 [Member] | Euro [Member] | Top of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	5.00%
Long-term debt, maturity	September 2023
Secured Loans Maturing Between April 2020 and August 2022 [Member] | Euro [Member]
Long-term Debt [Abstract]
Total long-term debt		$ 459
Secured Loans Maturing Between April 2020 and August 2022 [Member] | Euro [Member] | Bottom of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate		0.70%
Long-term debt, maturity		April 2020
Secured Loans Maturing Between April 2020 and August 2022 [Member] | Euro [Member] | Top of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate		1.50%
Long-term debt, maturity		August 2022
Secured Loans Maturing Between February 2021 and August2022 [Member] | Euro [Member]
Long-term Debt [Abstract]
Total long-term debt	$ 295
Secured Loans Maturing Between February 2021 and August2022 [Member] | Euro [Member] | Bottom of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	0.70%
Long-term debt, maturity	February 2021
Secured Loans Maturing Between February 2021 and August2022 [Member] | Euro [Member] | Top of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	1.50%
Long-term debt, maturity	August 2022
Secured Loans Maturing Between March 2020 to July 2022 and December 2020 to July 2022 [Member] | Euro [Member]
Long-term Debt [Abstract]
Total long-term debt	$ 586	$ 1,306
Secured Loans Maturing Between March 2020 and July 2022 [Member] | Euro [Member] | Bottom of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	1.10%
Long-term debt, maturity	March 2020
Secured Loans Maturing Between March 2020 and July 2022 [Member] | Euro [Member] | Top of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	2.90%
Long-term debt, maturity	July 2022
Secured Loans Maturing Between December 2020 and July 2022 [Member] | Euro [Member] | Bottom of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	1.10%
Long-term debt, maturity	December 2020
Secured Loans Maturing Between December 2020 and July 2022 [Member] | Euro [Member] | Top of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	2.90%
Long-term debt, maturity	July 2022